UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Preferred Income Fund III

QUARTERLY PORTFOLIO HOLDINGS

10.31.2010

John Hancock Preferred Income Fund III
As of 10-31-10 (Unaudited)

	Shares	Value

Preferred Securities 135.53%		$752,848,501
(Cost $782,738,701)

Consumer Discretionary 10.50%		58,341,568

Media 10.50%
CBS Corp., 6.750%	18,800	475,264
CBS Corp., 7.250%	216,500	5,449,305
Comcast Corp., 6.625% (Z)	130,000	3,296,800
Comcast Corp., 7.000% (Z)	114,900	2,921,907
Comcast Corp., Series B, 7.000% (L)(Z)	609,556	15,696,067
Viacom, Inc., 6.850% (L)(Z)	1,196,635	30,502,225

Consumer Staples 2.12%		11,771,513

Food & Staples Retailing 1.98%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)(Z)	135,000	11,015,163

Food Products 0.14%
Archer-Daniels-Midland Company, 6.250%	17,500	756,350

Energy 8.07%		44,836,987

Oil, Gas & Consumable Fuels 8.07%
Apache Corp., Series D, 6.000%	83,000	4,830,600
Nexen, Inc., 7.350% (L)(Z)	1,590,079	40,006,387

Financials 79.44%		441,261,672

Capital Markets 8.73%
Credit Suisse Guernsey, 7.900% (Z)	421,850	11,212,773
Goldman Sachs Group, Inc., 6.125%	338,000	8,355,360
Lehman Brothers Holdings Capital Trust III, Series K, 6.375% (I)	808,400	44,462
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	142,601	4,278
Morgan Stanley Capital Trust III, 6.250%	167,300	4,043,641
Morgan Stanley Capital Trust IV, 6.250% (L)(Z)	846,500	20,434,510
Morgan Stanley Capital Trust V, 5.750%	154,500	3,596,760
Morgan Stanley Capital Trust VII, 6.600%	33,100	814,260

Commercial Banks 16.23%
Barclays Bank PLC, Series 3, 7.100% (Z)	379,900	9,470,907
Barclays Bank PLC, Series 5, 8.125% (Z)	480,000	12,513,600
HSBC Holdings PLC, 8.000%	60,900	1,683,885
Royal Bank of Scotland Group PLC, Series L, 5.750% (L)(Z)	955,000	18,192,750
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	313,500	9,063,285
Santander Holdings USA, Inc., Series C, 7.300% (Z)	479,910	11,920,964
USB Capital VIII, Series 1, 6.350% (Z)	502,800	12,610,224
USB Capital XI, 6.600% (Z)	107,000	2,692,120
Wells Fargo & Company, 8.000% (Z)	371,900	10,045,019
Wells Fargo Capital Trust IV, 7.000% (Z)	77,800	1,969,118

Consumer Finance 4.27%
HSBC Finance Corp., 6.875% (Z)	576,118	14,495,129
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	270,000	6,490,800
SLM Corp., 6.000% (Z)	41,840	820,901
SLM Corp., Series A, 6.970% (Z)	44,899	1,891,146

John Hancock Preferred Income Fund III
As of 10-31-10 (Unaudited)

	Shares	Value

Financials (continued)

Diversified Financial Services 27.59%
BAC Capital Trust II, 7.000% (Z)	94,600	$2,322,430
Citigroup Capital X, 6.100% (Z)	741,300	17,161,095
Citigroup Capital XIII (7.875% to 10-30-2040, then 3 month LIBOR +
6.370%)	24,600	651,900
Deutsche Bank Capital Funding Trust VIII, 6.375%	40,000	956,400
Deutsche Bank Capital Funding Trust X, 7.350% (Z)	243,300	6,167,655
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	380,000	9,336,600
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	311,000	8,169,970
Federal National Mortgage Association, Series S (8.250% to 12-13-
10, then higher of 3 month LIBOR + 4.230% or 7.750%) (I)	80,000	44,000
General Electric Capital Corp., 6.000%	97,300	2,479,204
General Electric Capital Corp., 6.050%	60,000	1,542,600
General Electric Capital Corp., 6.625%	35,000	893,200
ING Groep NV, 7.050% (L)(Z)	598,970	14,243,507
ING Groep NV, 7.200% (L)(Z)	765,000	18,520,650
JPMorgan Chase & Company, 8.625% (Z)	395,000	10,902,000
JPMorgan Chase Capital XXIX, 6.700% (L)(Z)	344,100	8,705,730
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	457,017	10,899,855
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	380,700	9,190,098
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	408,700	9,910,975
RBS Capital Funding Trust V, 5.900% (Z)	742,366	11,328,505
RBS Capital Funding Trust VI, 6.250% (Z)	340,000	5,273,400
Repsol International Capital Ltd., Series A, 7.450%	179,000	4,523,330

Insurance 15.02%
Aegon NV, 6.375% (Z)	245,000	5,612,950
Aegon NV, 6.500% (Z)	215,000	4,914,900
American Financial Group, Inc., 7.000% (I)	429,600	10,740,000
Lincoln National Capital VI, Series F, 6.750% (Z)	284,300	7,135,930
MetLife, Inc., Series B, 6.500% (L)(Z)	990,000	24,750,000
Phoenix Companies, Inc., 7.450% (Z)	600,549	11,260,294
PLC Capital Trust IV, 7.250% (Z)	336,035	8,441,199
PLC Capital Trust V, 6.125% (Z)	185,950	4,434,908
Prudential PLC, 6.500% (Z)	129,638	3,225,393
RenaissanceRe Holdings Ltd., Series C, 6.080% (Z)	122,300	2,926,639

Real Estate Investment Trusts 7.60%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (Z)	638,100	15,269,733
Duke Realty Corp., Depositary Shares, Series K, 6.500% (Z)	151,600	3,594,436
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	118,500	2,854,665
Public Storage, 6.500%	71,050	1,774,829
Wachovia Preferred Funding Corp., Series A, 7.250% (L)(Z)	740,000	18,736,800

Telecommunication Services 6.17%		34,285,270

Wireless Telecommunication Services 6.17%
Telephone & Data Systems, Inc., Series A, 7.600% (Z)	628,743	15,831,749
United States Cellular Corp., 7.500% (L)(Z)	729,100	18,453,521

Utilities 29.23%		162,351,491

Electric Utilities 15.35%
Entergy Arkansas, Inc., 5.750%	71,100	1,766,835
Entergy Louisiana LLC, 6.000%	240,600	6,375,900
Entergy Mississippi, Inc., 6.200%	148,000	3,944,200

John Hancock Preferred Income Fund III
As of 10-31-10 (Unaudited)

			Shares	Value

Utilities (continued)
Entergy Texas, Inc., 7.875%			71,986	$2,098,392
FPC Capital I, Series A, 7.100% (L)(Z)			812,500	20,800,000
FPL Group Capital Trust I, 5.875% (L)(Z)			268,000	6,710,720
FPL Group Capital, Inc., Series E, 7.450% (Z)			20,000	536,400
HECO Capital Trust III, 6.500% (Z)			222,500	5,627,025
PPL Electric Utilities Corp., Depositary Shares, 6.250% (Z)			189,000	4,713,188
PPL Energy Supply, LLC, 7.000% (L)(Z)			846,450	21,931,520
Southern California Edison Company, 6.125% (Z)			20,000	1,967,500
Southern California Edison Company, Series C, 6.000% (Z)			50,000	4,718,750
Westar Energy, Inc., 6.100% (Z)			154,500	4,060,260

Independent Power Producers & Energy Traders 0.78%
Constellation Energy Group, Inc., Series A, 8.625% (Z)			163,200	4,308,480

Multi-Utilities 13.10%
BGE Capital Trust II, 6.200% (Z)			703,250	17,475,763
Consolidated Edison Companies of NY, Inc., Series A, 5.000% (Z)			21,100	1,957,025
Dominion Resources, Inc., Series A, 8.375% (Z)			248,000	7,192,000
DTE Energy Trust I, 7.800% (Z)			236,000	6,192,640
DTE Energy Trust II, 7.500% (Z)			59,400	1,558,062
Interstate Power & Light Company, Series B, 8.375% (Z)			237,290	6,893,275
Interstate Power & Light Company, Series C, 7.100% (Z)			383,100	10,098,516
SCANA Corp., 7.700% (Z)			756,000	21,425,040

		Maturity	Par value
	Rate	date		Value

Capital Preferred Securities 2.78%				$15,435,215
(Cost $16,469,832)

Financials 1.61%				8,928,000

Commercial Banks 1.61%
CA Preferred Funding Trust	7.000%	(Q)	$9,000,000	8,928,000

Utilities 1.17%				6,507,215

Multi-Utilities 1.17%
Dominion Resources Capital Trust I (L)(Z)	7.830%	12-1-27	$6,364,000	6,507,215

			Shares	Value

Common Stocks 1.51%				$8,369,975
(Cost $7,576,468)

Telecommunication Services 0.81%				4,484,535

Diversified Telecommunication Services 0.81%
Frontier Communications Corp.			30,004	263,435
Verizon Communications, Inc.			130,000	4,221,100

Utilities 0.70%				3,885,440

Electric Utilities 0.70%
FirstEnergy Corp.			40,000	1,452,800
UIL Holding Corp.			84,000	2,432,640

John Hancock Preferred Income Fund III
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Corporate Bonds 2.78%				$15,434,812
(Cost $16,145,151)

Energy 2.14%				11,900,250
Oil, Gas & Consumable Fuels 2.14%
Southern Union Company (7.200% to 11-01-11, then 3
month LIBOR + 3.018%) (L)(Z)	7.200%	11-1-66	$12,900,000	11,900,250

Utilities 0.64%				3,534,562
Electric Utilities 0.64%
Kentucky Power Company, Series D (Z)	5.625	12-1-32	3,565,000	3,534,562

		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 8.95%				$49,700,000
(Cost $49,700,000)

Short-Term Securities 8.95%				49,700,000

Federal Home Loan Discount Notes	0.100%	11-1-10	49,700,000	49,700,000

Total investments (Cost $872,630,152)† 151.55%				$841,788,503

Other assets and liabilities, net (51.55%)				($286,338,644)

Total net assets 100.00%				$555,449,859

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-10. Total value of loaned securities at 10-31-10 was $235,782,940.

(Q) Perpetual securities have no stated maturity date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 10-31-10 was $628,055,617.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $872,630,152. Net unrealized depreciation aggregated $30,841,649 of which $32,711,769 related to appreciated investment securities and $63,553,418 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total investments on 10-31-10:

United States	83%
United Kingdom	5%
Netherlands	5%
Canada	5%
Switzerland	1%
Cayman Islands	1%

John Hancock Preferred Income Fund III
As of 10-31-10 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

	TOTAL		LEVEL 2	LEVEL 3
	MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	10-31-10	QUOTED PRICE	INPUTS	INPUTS
Preferred Securities
Consumer Discretionary	$58,341,568	$58,341,568	—	—
Consumer Staples	11,771,513	756,350	$11,015,163	—
Energy	44,836,987	44,836,987	—	—
Financials	441,261,672	441,261,672	—	—
Telecommunication Services	34,285,270	34,285,270	—	—
Utilities	162,351,491	148,853,661	13,497,830	—
Capital Preferred Securities
Financials	8,928,000	—	8,928,000	—
Utilities	6,507,215	—	6,507,215	—
Common Stocks
Telecommunication Services	4,484,535	4,484,535	—	—
Utilities	3,885,440	3,885,440	—	—
Corporate Bonds
Energy	11,900,250	—	11,900,250	—
Utilities	3,534,562	—	3,534,562	—
Short-Term Investments	49,700,000	—	49,700,000	—
Total Investments in Securities	$841,788,503	$736,705,483	$105,083,020	—
Other Financial Instruments
Interest Rate Swaps	(4,401,597)	—	(4,401,597)	—

During the three month period ended October 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the

John Hancock Preferred Income Fund III
As of 10-31-10 (Unaudited)

Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the three month period ended October 31, 2010, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of October 31, 2010, which are generally representative of the interest rate swap activity:

		PAYMENTS	PAYMENTS
COUNTER-	NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	TERMINATION	UNREALIZED
PARTY	AMOUNT	FUND	BY FUND	DATE	DATE	DEPRECIATION	VALUE
Morgan			3-month
Stanley	$52,500,000	4.14%	LIBOR (a)	11-23-07	11-15-10	($965,526)	($965,526)
Morgan			3-Month
Stanley	87,500,000	3.79%	LIBOR (a)	01-07-08	01-07-11	(1,608,738)	(1,608,738)
Bank of			3-Month
America	87,500,000	4.37%	LIBOR (a)	11-15-07	11-15-10	(1,827,333)	(1,827,333)
	$227,500,000					($4,401,597)	($4,401,597)

(a) At 10-31-10, the 3-month LIBOR rate was 0.28594%

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2010, by risk category:

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE
Interest rate contracts	Interest rate swaps	-	($4,401,597)
Total		-	($4,401,597)

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q1 10/10
12/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: December 17, 2010

By:

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: December 17, 2010